Allowance for Loan Losses - Performing and Nonperforming Loans (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Recorded Investment [Line Items]
Performing	$ 173,309	$ 153,472
Nonperforming	0	0
Total	173,309	153,472
Residential Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Performing	158,169	140,481
Nonperforming	0	0
Total	158,169	140,481
Real Estate Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Performing	5,808	4,448
Nonperforming	0	0
Total	5,808	4,448
Consumer and Other [Member]
Financing Receivable, Recorded Investment [Line Items]
Performing	9,332	8,543
Nonperforming	0	0
Total	$ 9,332	$ 8,543